Note 2 - Risks and Uncertainties (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended		72 Months Ended	81 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2014
Net Income (Loss) Attributable to Parent	$ (1,219,000)	$ (1,079,000)	$ (8,213,000)	$ (2,874,000)	$ (5,112,000)	$ (4,927,000)	$ (18,800,000)	$ (27,000,000)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations					(2,398,000)	(3,897,000)
Cash and Cash Equivalents, at Carrying Value	943,000	$ 1,229,000	943,000	$ 1,229,000	438,000	925,000	438,000	943,000	$ 1,654,000
Working Capital	(616,000)		(616,000)		(4,600,000)		(4,600,000)	(616,000)
Stockholders' Equity Attributable to Parent	$ (2,099,000)		$ (2,099,000)		$ (4,642,000)	$ (2,681,000)	$ (4,642,000)	$ (2,099,000)	$ (1,316,000)